Property, plant & equipment - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment in the property plan and equipment	$ 1,098
Outstanding payment to suppliers in additions to property plant and equipment		$ 610	$ 415